Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

a) Business:

Vyome Therapeutics, Inc. (“VTI”), a Delaware corporation, was incorporated on August 22, 2017. VTI was formed with the intent of operating the R&D business of Vyome Biosciences India Private Limited, India (the “R&D Business”), which was transferred to Vyome Therapeutics Limited (a wholly owned subsidiary of VTI) pursuant to a Demerged order of National Company law Tribunal (“NCLT”) in India, formally consummated in December 2018. VTI and the wholly owned subsidiary in India, Vyome Therapeutics Limited (“VTL”) are collectively referred to as the “Company” or “Vyome”. “R&D business” is defined as novel drug development in the area of immune-inflammatory diseases space and the commercial exploitation of the same.

The Company is a Cambridge, Massachusetts-based clinical-stage specialty pharmaceutical company working to treat immune-inflammatory and rare diseases of unmet need with next-generation therapeutic solutions. The lead program VT-1953, a topical gel with a novel molecule to treat signs and symptoms of Malignant Fungating wounds, is a potential orphan drug program. The Company is planning to have discussions with the Food & Drug Administration (FDA) on the pivotal trial protocol in the fourth quarter of 2025. The Company had initiated a Phase II investigator-initiated trial for VT-1953. The Company also has a Pre-Investigative New Drug application stage ophthalmic drops program, a potentially orphan drug program, and a repurposed immune modulator to treat steroid-sparing anterior uveitis. Another late clinical-stage program, VB 1953, for moderate to severe inflammatory acne has successfully completed its Phase II clinical trial, and this program is Phase III ready. The Company may experience delays in the conduct of clinical trials of its candidates. Clinical trials can be delayed for a variety of reasons, including delays in obtaining regulatory approval to commence a clinical trial, in securing clinical trial agreements with prospective sites with acceptable terms, in obtaining institutional review board approval to conduct a clinical trial at a prospective site, in recruiting patients to participate in a clinical trial or in obtaining sufficient supplies of clinical trial materials. Any delays in completing the Company’s clinical trials will increase its costs, slow down its product development, timeliness, and approval process, and delay its ability to generate revenue.

The Company is also developing other assets for treating immune-inflammatory diseases, which are in pre-clinical or early clinical development.

The Company also has commercialized novel reformulated topical anti-fungal products using its patented technology after two such products successfully completed clinical testing in India. The Company has entered into a licensing and marketing agreement with the Sun Pharma group of companies in India (“Sun Pharma”) to sell a family of novel topical anti-fungal products owned by the Company. The Company used third-party entities to manufacture the products. In December 2024, the above arrangement was terminated.

The Company has entered into a Development and Licensing agreement for Luliconazole (an anti-fungal product) with Sun Pharma for additional development and commercialization in India. Sales of Luliconazole commenced in the third quarter of 2023 by Sun Pharma.

Since its inception, the Company has devoted substantially all its efforts to drug development, business planning, research and development, recruiting management and technical staff, acquiring operating assets, and raising capital. The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, successful development of technology, obtaining additional funding, protection of proprietary technology, compliance with government regulations, risks of failure of pre-clinical studies, clinical studies and clinical trials, the need to obtain marketing approval for its drug candidates and its consumer products, fluctuations in operating results, economic pressure impacting therapeutic pricing, dependence on key personnel, risks associated with changes in technologies, development by competitors of technological innovations and the ability to transition from pilot scale manufacturing to large scale production.

b) Merger Transaction:

The Company signed a definitive merger agreement (“Merger”) with ReShape Lifesciences, Inc. (“ReShape”) in July 2024, and such transaction was completed on August 14, 2025. Immediately prior to the Merger, ReShape sold substantially all of its assets and operations to a third-party. Immediately prior to the Merger, all of the convertible notes and preferred stock of the Company were converted into shares of common stock. As a result of the Merger, the Board of Directors and management team of ReShape resigned, the Board of Directors and management of the Company were installed, and the Company became a Nasdaq-listed company. The combined company changed its name to Vyome Holdings, Inc. (the “Combined Company”) and will focus on Vyome’s business of advancing the development of its immuno-inflammatory assets and on identifying additional opportunities in the world-class US-Indian innovation corridor for the global market.